Operating revenue (Tables)	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Summary of Operation of Civil Aviation, Including the Provision of Passenger, Cargo, Mail Delivery, and Other Extended Transportation Services
Disaggregation of revenue from contracts with customers by major service lines is as follows:

		2022	2021	2020
	Note	RMB million	RMB million	RMB million

Revenue from contracts with customers within the scope of IFRS 15:
Disaggregated by service lines
-Traffic revenue
- Passenger		60,017	75,392	70,534
- Cargo and mail		20,884	19,887	16,493
-Commission income		2,073	2,677	2,771
-General aviation income		431	572	508
-Cargo handling income		1,123	864	507
-Hotel and tour operation income		497	538	390
-Ground services income		282	326	210
-Air catering service income		203	271	273
-Others		1,351	885	689

		86,861	101,412	92,375

Revenue from other sources:
-Rental income	19( g )	198	232	186

		87,059	101,644	92,561